CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
NOTE 5. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, bank checking account balances, time deposits and mutual funds. These are
short-term highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

The
investment objective of time deposits is to maximize the amounts of cash surpluses in the short-term. These instruments are permitted under Arauco’s Investment Policy which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

Arauco invests in local and international mutual funds in order to maximize the returns of cash surpluses denominated in Chilean pesos or in foreign currencies such as U.S. dollars or Euros. These instruments are permitted under Arauco’s Investment Policy.

As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2024	12-31-2023
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	47	60
Balances with Banks	642,064	337,973
Short-term deposits	359,150	99,167
Mutual funds	70,299	132,808
Total	1,071,560	570,008

The risk classification of the Company’s mutual funds as of December 31, 2024 and December 31, 2023 is shown below.

	12-31-2024 ThU.S.$	12-31-2023 ThU.S.$
AAAfm	62,524	83,712
No classification	7,775	49,096
Total Mutual Funds	70,299	132,808

Changes in financial
liabilities

		12-31-2024
		Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1		1,499,051	108,004	4,997,038	6,604,093
Cash flows	(+) Borrowings obtained	1,303,663	-	391,862	1,695,525
	(-) Borrowings paid	(1,582,810)	(6,748)	(543,340)	(2,132,898)
	(+/-) Commissions (discount) of issue	-	-	11,163	11,163
	(-) Interest paid	(87,699)	(38,969)	(206,200)	(332,868)
(+) Accrued interest		86,324	40,414	197,941	324,679
(+/-) Exchange rate difference		(24,083)	-	(135,388)	(159,471)
(+/-) Changes in fair value		-	99,217	-	99,217
(+/-) Other movements (*)		(43,423)	-	4,600	(38,823)
Closing balance		1,151,023	201,918	4,717,676	6,070,617
(*): This line includes mainly the exchange difference on translation mainly from Brazilian companies.

		12-31-2023
		Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1		940,677	76,686	4,513,459	5,530,822
Cash flows	(+) Borrowings obtained	1,594,613	-	531,994	2,126,607
	(-) Borrowings paid	(1,070,319)	(1,633)	(46,204)	(1,118,156)
	(+/-) Commissions (discounts) of issue (*)	(473)	-	(5,776)	(6,249)
	(-) Interest paid	(71,995)	(33,711)	(202,497)	(308,203)
(+) Accrued interest		78,703	34,190	205,238	318,131
(+/-) Exchange rate difference		15,395	-	(2,899)	12,496
(+) Business combination		395	-	-	395
(+/-) Changes in fair value		-	32,472	-	32,472
(+/-) Other movements		12,055	-	3,723	15,778
Closing balance		1,499,051	108,004	4,997,038	6,604,093
(*) It includes commissions for bank borrowings.

		Lease liabilities
		12-31-2024	12-31-2023
		ThU.S.$	ThU.S.$
Opening balance January 1		559,382	264,224
Cash flows	(-) Borrowings paid	(82,059)	(73,806)
	(-) Interest paid	(29,366)	(20,114)
(+) Accrued interest		29,490	20,445
(+/-) Inflation adjustment		(51)	(404)
(+/-) Exchange rate difference		(5,071)	(521)
(+) Business combination		-	134
(-) Decrease through transfer to liabilities included in disposal groups classified as held for sale		-	(18,795)
(+) Increase due to new leases liabilities		361,421	376,259
(+/-) Other movements (*)		(105,756)	11,960
Closing balance		727,990	559,382
(*): This line includes mainly the exchange difference on translation mainly from Brazilian companies